Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

October 31, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Equity Series (the “Trust”)

(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the PIMCO Equity Series Prospectus, PIMCO REALPATH® Blend Funds Prospectus and Equity Exchange-Traded Funds Prospectus and the Statements of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 62, which was filed on October 27, 2017, and (ii) the text of Post-Effective Amendment No. 62 was filed electronically on October 27, 2017.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Joshua D. Ratner

Ryan Leshaw

Zvi Dubitzky

Douglas P. Dick

Brendan C. Fox